Income tax - Income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income tax expense
Current income tax expense	¥ 275,107		¥ 74,300	¥ 73,613
Deferred income tax (benefit) expense	(32,071)	$ (4,517)	10,174	(9,396)
Total	¥ 243,036	$ 34,231	¥ 84,474	¥ 64,217